Collaboration and Research Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement Disclosure [Abstract]
Collaboration and Research Arrangements
3. Collaboration and Research Arrangements
Collaboration with Global Blood Therapeutics
On December 17, 2019, the Company entered into a license and collaboration agreement (the “GBT Collaboration Agreement”) with Global Blood Therapeutics, Inc. (“GBT”), pursuant to which the parties agreed to a research collaboration to discover novel targets that induce fetal hemoglobin in order to develop new small molecule treatments for sickle cell disease and beta thalassemia. The research term (the “Research Term”) is for an initial period of three years and can be extended for up to two additional one-year
terms upon mutual agreement.
Pursuant to the terms of the GBT Collaboration Agreement, GBT paid the Company an upfront payment of $20.0 million. GBT also agreed to reimburse the Company for full-time employee and out-of-pocket costs
and expenses incurred by the Company in accordance with the agreed-upon research budget, which is anticipated to total approximately $40.0 million over the initial Research Term.
The Company granted to GBT an option (the “Option”) to obtain an exclusive, worldwide license, with the right to sublicense, under relevant intellectual property rights and know-how of
the Company arising from the collaboration to develop, manufacture and commercialize any compounds or products resulting from the collaboration. GBT may exercise the Option at any time during the period (i) commencing on the earlier of (a) the date of GBT’s designation of the first product candidate to enter investigational new drug application-enabling studies, or (b) if no such candidate is designated as of the expiration of the Research Term, the date of expiration of the Research Term, and (ii) ending on the 180 th
 day after the date of expiration or earlier termination of the Research Term. GBT’s exercise of the Option will be subject to any required filings with the applicable antitrust authority as required by the antitrust laws and satisfaction of any applicable antitrust conditions.
Should GBT exercise its Option, the Company could receive up to $315.0 million in option exercise, development, regulatory, commercialization and sales-based milestones per product candidate and product resulting from the collaboration.
The Company will also be entitled to receive, subject to certain reductions, tiered mid-to-high single
digit royalties as percentages of calendar year net sales on any product.
Either party may terminate the GBT Collaboration Agreement for the other party’s uncured material breach or insolvency, and in certain other specified circumstances, subject to specified notice and cure periods. GBT may unilaterally terminate the GBT Collaboration Agreement in its entirety, for any or no reason, upon nine-months’
prior written notice to the Company if such notice is delivered during the Research Term, or 90 days’ prior written notice to the Company if such notice is delivered after the expiration or termination of the Research Term.
GBT Collaboration Revenue
The Company analyzed the GBT Collaboration Agreement and concluded that it represents a contract with a customer within the scope of ASC 606.
The Company identified a single performance obligation, which includes a
(i) non-exclusive
research license that GBT will have access to during the initial Research Term and (ii) research and development services provided during the initial Research Term. The GBT Collaboration Agreement includes the Option. The Option does not provide a material right to GBT that it would receive without entering into the GBT Collaboration Agreement, principally because the Option exercise fee is at least equal to the standalone selling price for the underlying goods. The non-exclusive
research license is not distinct as GBT cannot benefit from the license without the research and development services that are separately identifiable in the contract. The non-exclusive
research license only allows GBT to evaluate the candidate compounds developed under the research plan or to conduct work allocated to it during the Research Term. GBT cannot extract any benefit from the non-exclusive
research license without the research and development services performed by the Company, including the provision of data package information. As such, these two promises are inputs to a combined output (the delivery of data package allowing GBT to make an Option exercise decision) and are bundled into a single performance obligation (the non-exclusive
research license and research and development service performance obligation).
At inception, the total transaction price was determined to be approximately $60.0 million, which consisted of a $20.0 million upfront non-refundable
and
non-creditable
technology access fee and approximately $40.0 million in reimbursable costs for employee and external research and development expenses. The GBT

Collaboration Agreement also provides for development and regulatory milestones which are only payable subsequent to the exercise of the Option, and therefore are excluded from the transaction price at inception. The Company will re-evaluate
the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. As of December 31, 2021, the Company reduced the transaction price from the initial estimate of $60.0 million to $54.2 million. The reduction of the transaction price was driven by a lower actual cost reimbursement and 2022 reimbursable cost budget approved by the Company and GBT.
During the three months ended March 31, 2022, there was no change in the total transaction price, which remained at approximately $54.2 million.
ASC 606 requires an entity to recognize revenue only when it satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is considered to be transferred when the customer obtains control. As the non-exclusive
research license and research and development services represent one performance obligation, the Company has determined that it will satisfy its performance obligation over a period of time as services are performed and GBT receives the benefit of the services, as the overall purpose of the arrangement is for the Company to perform the services. The Company will recognize revenue associated with the performance obligation as the research and development services are provided using an input method, according to the costs incurred as related to the research and development activities and the costs expected to be incurred in the future to satisfy the performance obligation. The transfer of control occurs during this time and is the best measure of progress towards satisfying the performance obligation.
During the three months ended March 31, 2022 and 2021, the Company recognized revenue of $5.1 million and $4.0 million, respectively, under the GBT Collaboration Agreement. As of March 31, 2022, the Company had deferred revenue outstanding under the GBT Collaboration Agreement of approximately $6.9 million, all of which is classified as deferred revenue, current portion on the Company’s condensed consolidated balance sheets.
Agreements with Incyte Corporation
In January 2018, the Company and Incyte entered into a Target Discovery, Research Collaboration and Option Agreement (the “Incyte Collaboration Agreement”). The Incyte Collaboration Agreement was amended in November 2019. Under the Incyte Collaboration Agreement, the Company is using its proprietary gene control platform to identify novel therapeutic targets with a focus on myeloproliferative neoplasms, and Incyte has received options to obtain exclusive worldwide rights to intellectual property resulting from the collaboration for the development and commercialization of therapeutic products directed to up to seven validated targets. For each option exercised by Incyte, Incyte will have the exclusive worldwide right to use the licensed intellectual property to develop and commercialize therapeutic products that modulate the target as to which the option was exercised. Under the terms of the Incyte Collaboration Agreement, Incyte paid the Company $10.0 million in up-front
consideration, consisting of $2.5 million in cash and $7.5 million in pre-paid
research funding (the “Prepaid Research Amount”). The Company’s activities under the Incyte Collaboration Agreement are subject to a joint research plan and, subject to certain exceptions, Incyte is responsible for funding the Company’s activities under the research plan, including amounts in excess of the Prepaid Research Amount.
In January 2018, the Company also entered into a Stock Purchase Agreement with Incyte (the “Stock Purchase Agreement”) whereby, for an aggregate purchase price of $10.0 million, Incyte purchased 793,021 shares of the Company’s common stock at $12.61 per share. Under the terms of the Stock Purchase Agreement, the shares were purchased at a 30% premium over the volume-weighted sale price of the shares of the Company’s common stock over the
15-trading
day period immediately preceding the date of the Stock Purchase Agreement.

Incyte Collaboration Revenue
The Company analyzed the Incyte Collaboration Agreement and concluded that it represents a contract with a customer within the scope of ASC 606.
The Company identified a single performance obligation which includes (i) a research license that Incyte retains as long as there remains an unexercised option (the “Research License”), and (ii) research and development services provided during the research term. The Incyte Collaboration Agreement includes options to (x) obtain additional time to exercise the license options for certain targets designated as definitive validation targets, and (y) obtain license rights to each validated target, both of which were not considered by the Company’s management to be material rights, and therefore not performance obligations, at inception.
At inception, the total transaction price was determined to be $12.3 million and was subsequently increased to $12.8 million following a November 2019 amendment. As of March 31, 2022, the total transaction price is $12.8 million, consisting of a $2.5 million upfront non-refundable
and
non-creditable
payment, the $7.5 million Prepaid Research Amount, $2.3 million in premium paid on the equity investment made pursuant the Stock Purchase Agreement, and $0.5 million of additional consideration. The Company accounted for the contract amendment as a modification as if it were part of the existing contract as the remaining goods and services are not distinct, and therefore form part of a single performance obligation that was partially satisfied at the date of the amendment. This additional consideration is recognized on a percent complete basis as work is performed.
The Incyte Collaboration Agreement also provides for development and regulatory milestones that are only payable subsequent to the exercise of an option and were therefore excluded from the transaction price at inception. The Company re-evaluates
the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur.
The Company recognizes revenue associated with the performance obligation as the research and development services are provided using an input method, according to the costs incurred as related to the research and development activities and the costs expected to be incurred in the future to satisfy the performance obligation. The transfer of control occurs during this time and is the best measure of progress towards satisfying the performance obligation.
During the three months ended March 31, 2022 and 2021, the Company recognized revenue of $0.4 million and $0.8 million, respectively, under the Incyte Collaboration Agreement. As of March 31, 2022, the Company had deferred revenue outstanding under the Incyte Collaboration Agreement of approximately $0.8 million, all of which is classified as deferred revenue, current portion on the Company’s condensed consolidated balance sheets.

The following table presents the changes in accounts receivable, contract assets and liabilities for the three months ended March 31, 2022 (in thousands):

	Balance at December 31, 2021	Additions	Deductions	Balance at March 31, 2022
Accounts receivable and contract assets:
Billed receivables from collaboration partners	$—	$2,857	$(2,857)	$—
Unbilled receivables from collaboration partners	2,979	3,181	(2,978)	3,182

Total accounts receivable and contract assets	$2,979	$6,038	$(5,835)	$3,182

Contract liabilities:
Deferred revenue—Incyte	$1,268	$—	$(421)	$847
Deferred revenue—GBT	8,913	—	(1,987)	6,926

Total contract liabilities	$10,181	$—	$(2,408)	$7,773

3. Collaboration and Research Arrangements
Collaboration with Global Blood Therapeutics
On December 17, 2019, the Company entered into a license and collaboration agreement (the “GBT Collaboration Agreement”) with Global Blood Therapeutics, Inc. (“GBT”), pursuant to which the parties agreed to a research collaboration to discover novel targets that induce fetal hemoglobin in order to develop new small molecule treatments for sickle cell disease and beta thalassemia. The research term (the “Research Term”) is for an initial period of three years and can be extended for up to two (2) additional one-year
terms upon mutual agreement.
Pursuant to the terms of the GBT Collaboration Agreement, GBT agreed to pay the Company an upfront payment of $20.0 million, which was collected in January 2020. GBT also agreed to reimburse the Company for full-time employee and out-of-pocket costs
and expenses incurred by the Company in accordance with the agreed-upon research budget, which is anticipated to total approximately $40.0 million over the initial Research Term.
The Company granted to GBT an option (the “Option”) to obtain an exclusive, worldwide license, with the right to sublicense, under relevant intellectual property rights and know-how of
the Company arising from the collaboration to develop, manufacture and commercialize any compounds or products resulting from the collaboration. GBT may exercise the Option at any time during the period (i) commencing on the earlier of (a) the date of GBT’s designation of the first product candidate to enter into investigational new drug application-enabling studies, or (b) if no such candidate is designated as of the expiration of the Research Term, the date of expiration of the Research Term, and (ii) ending on the 180 th
 day after the date of expiration or earlier termination of the Research Term. GBT’s exercise of the Option will be subject to any required filings with the applicable antitrust authority as required by the antitrust laws and satisfaction of any applicable antitrust conditions.
Should GBT exercise its Option, the Company could receive up to $315.0 million in option exercise, development, regulatory, commercialization and sales-based milestones per product candidate and product resulting from the collaboration.
The Company will also be entitled to receive, subject to certain reductions, tiered mid-to-high single
digit royalties as percentages of calendar year net sales on any product.
Either party may terminate the GBT Collaboration Agreement for the other party’s uncured material breach or insolvency, and in certain other specified circumstances, subject to specified notice and cure periods. GBT may unilaterally terminate the GBT Collaboration Agreement in its entirety, for any or no reason, upon nine-months’ prior written notice to the Company if such notice is delivered during the Research Term, or 90 days’ prior written notice to the Company if such notice is delivered after the expiration or termination of the Research Term.

GBT Collaboration Revenue
The Company analyzed the GBT Collaboration Agreement and concluded that it represents a contract with a customer within the scope of ASC 606.
The Company has identified a single performance obligation, which includes a
(i) non-exclusive
research license that GBT will have access to during the initial Research Term and (ii) research and development services provided during the initial Research Term. The GBT Collaboration Agreement includes the Option. The Option does not provide a material right to GBT that it would receive without entering into the GBT Collaboration Agreement, principally because the Option exercise fee is at least equal to the standalone selling price for the underlying goods. The non-exclusive
research license is not distinct as GBT cannot benefit from the license without the research and development services that are separately identifiable in the contract. The non-exclusive
research license only allows GBT to evaluate the candidate compounds developed under the research plan or to conduct work allocated to it during the Research Term. GBT cannot extract any benefit from the non-exclusive
research license without the research and development services performed by the Company, including the provision of data package information. As such, these two promises are inputs to a combined output (the delivery of data package allowing GBT to make an Option exercise decision) and are bundled into a single performance obligation (the non-exclusive
research license and research and development service performance obligation).
At inception, the total transaction price was determined to be approximately $60.0 million, which consisted of a $20.0 million upfront non-refundable
and
non-creditable
technology access fee and approximately $40.0 million in reimbursable costs for employee and external research and development expenses. The GBT Collaboration Agreement also provides for development and regulatory milestones which are only payable subsequent to the exercise of the Option, and therefore are excluded from transaction price at inception. The Company will re-evaluate
the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. As of December 31, 2021, the Company reduced the transaction price from the initial estimate of $60.0 million to $54.2 million. The reduction of the transaction price was driven by a lower actual cost reimbursement and 2022 reimbursable cost budget approved by the Company and GBT.
ASC 606 requires an entity to recognize revenue only when it satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is considered to be transferred when the customer obtains control. As the non-exclusive
research license and research and development services represent one performance obligation, the Company has determined that it will satisfy its performance obligation over a period of time as services are performed and GBT receives the benefit of the services, as the overall purpose of the arrangement is for the Company to perform the services. The Company will recognize revenue associated with the performance obligation as the research and development services are provided using an input method, according to the costs incurred as related to the research and development activities and the costs expected to be incurred in the future to satisfy the performance obligation. The transfer of control occurs during this time and is the best measure of progress towards satisfying the performance obligation.
The Company had no account receivable balance as of December 31, 2021 and 2020. The Company had contract asset balances of $3.0 million and $2.3 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the Company had deferred revenue related to the GBT Collaboration Agreement of $9.0 million, all of which was classified as deferred revenue, current portion on the Company’s consolidated balance sheet. As of December 31, 2020, the Company had deferred revenue of $16.7 million, of which $8.4 million and $8.3 million was classified as deferred revenue, current portion and deferred revenue, net of current portion, respectively, on the Company’s consolidated balance sheet. The Company recognized revenue under the GBT Collaboration Agreement of $19.4 million and $11.7 million, respectively, during the years ended December 31, 2021 and 2020.
Agreements with Incyte Corporation
In January 2018, the Company and Incyte entered into a Target Discovery, Research Collaboration and Option Agreement (the “Incyte Collaboration Agreement”). The Incyte Collaboration Agreement was amended in November 2019. Under the Incyte Collaboration Agreement, the Company is using its proprietary gene control platform to identify novel therapeutic targets with a focus on myeloproliferative neoplasms, and Incyte has received options to obtain exclusive worldwide rights to intellectual property resulting from the collaboration for the development and commercialization of therapeutic products directed to up to seven validated targets. For each option exercised by Incyte, Incyte will have the exclusive worldwide right to use the licensed intellectual property to develop and commercialize therapeutic products that modulate the target as to which the option was exercised. Under the terms of the Collaboration Agreement, Incyte paid the Company $10.0 million in up-front
consideration, consisting of $2.5 million in cash and $7.5 million in pre-paid
research funding (the “Prepaid Research Amount”). The Company’s activities under the Collaboration Agreement are subject to a joint research plan and, subject to certain exceptions, Incyte is responsible for funding the Company’s activities under the research plan, including amounts in excess of the Prepaid Research Amount.
In January 2018, the Company also entered into a Stock Purchase Agreement with Incyte (the “Stock Purchase Agreement”) whereby, for an aggregate purchase price of $10.0 million, Incyte purchased 793,021 shares of the Company’s common stock at $12.61 per share. Under the terms of the Stock Purchase Agreement, the shares were purchased at a 30% premium over the volume-weighted sale price of the shares of the Company’s common stock over the
15-trading
day period immediately preceding the date of the Stock Purchase Agreement.
Incyte Collaboration Revenue
The Company analyzed the Incyte Collaboration Agreement and concluded that it represents a contract with a customer within the scope of ASC 606.
The Company identified a single performance obligation which includes (i) a research license that Incyte retains as long as there remains an unexercised option (the “Research License”) and (ii) research and development services provided during the research term. The Incyte Collaboration Agreement includes options to (x) obtain additional time to exercise the license options for certain targets designated as definitive validation targets and (y) obtain license rights to each validated target, both of which were not considered by the Company’s management to be material rights, and therefore not performance obligations, at inception.
At inception, the total transaction price was determined to be $12.3 million. Following a November 2019 amendment, the total transaction price is now $12.8 million, consisting of a $2.5 million upfront non-refundable
and
non-creditable
payment, the $7.5 million Prepaid Research Amount and $2.3 million in premium paid on the equity investment made pursuant the Stock Purchase Agreement and $0.5 million of additional consideration. The Company accounted for the contract amendment as a modification as if it were part of the existing contract as the remaining goods and services are not distinct, and therefore form part of a single performance obligation that was partially satisfied at the date of the amendment.
The Incyte Collaboration Agreement also provides for development and regulatory milestones that are only payable subsequent to the exercise of an option and were therefore excluded from transaction price at inception. The Company re-evaluates
the transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur.
The Company recognizes revenue associated with the performance obligation as the research and development services are provided using an input method, according to the costs incurred as related to the research and development activities and the costs expected to be incurred in the future to satisfy the performance obligation. The transfer of control occurs during this time and is the best measure of progress towards satisfying the performance obligation.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized $4.1 million, $3.4 million and $2.0 million of revenue, respectively, under the Incyte Collaboration Agreement. As of December 31, 2021, the Company has deferred revenue outstanding under the Incyte Collaboration Agreement of approximately $1.3 million, all of which was classified as deferred revenue, current portion on the Company’s consolidated balance sheets.
The following table presents the changes in contract assets and liabilities for the year ended December 31, 2021 (in thousands):

	Balance at December 31, 2020	Additions	Deductions	Balance at December 31, 2021
Accounts receivable and contract assets:
Billed receivables from collaboration partners	$7	$10,931	$(10,938)	$—
Unbilled receivables from collaboration partners	2,324	11,410	(10,755)	2,979

Total accounts receivable and contract assets	$2,331	$22,341	$(21,693)	$2,979

Contract liabilities:
Deferred revenue – Incyte	$5,365	$—	$(4,097)	$1,268
Deferred revenue – GBT	16,721	174	(7,982)	8,913

Total contract liabilities	$22,086	$174	$(12,079)	$10,181

The change in deferred revenue is due to the timing of the payments and the recognition of revenue related to the Company’s collaboration agreements during the period.